Financial risk management and derivative financial instruments - Summary of Interest and Foreign Exchange Risk Sensitivities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impact on (loss) profit before tax [member] | Currency risk [member] | Sterling US dollar exchange rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 5 cent fall in exchange rate	$ (2.9)	$ 7.0	$ 5.9
Impact on (loss) profit before tax [member] | Currency risk [member] | Euro US dollar exchange rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 5 cent fall in exchange rate	(0.3)	0.2	0.3
Impact on (loss) profit before tax [member] | Interest rate risk [member] | US dollar interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 1% increase interest rates	4.2	7.1	2.2
Impact on (loss) profit before tax [member] | Interest rate risk [member] | Sterling interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 1% increase interest rates	3.6	5.2	12.9
Impact on net liabilities [member] | Currency risk [member] | Sterling US dollar exchange rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 5 cent fall in exchange rate	26.5	29.1	30.2
Impact on net liabilities [member] | Currency risk [member] | Euro US dollar exchange rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 5 cent fall in exchange rate	49.6	49.7	50.6
Impact on net liabilities [member] | Currency risk [member] | Sterling: Euro exchange rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 5 cent fall in exchange rate	$ 60.2	$ 67.4	$ 68.2